Commitments	12 Months Ended
Nov. 30, 2024
Disclosure of commitments [abstract]
Commitments
25.	Commitments

(a)	Long-term procurement agreements and research agreements
The Company has
long-term
procurement agreements with third party suppliers in connection with the commercialization of
EGRIFTA SV
®
and Trogarzo
®
. As at November 30, 2024, the Company had outstanding purchase orders and minimum payments required under these agreements amounting to $16,001 (2023 – $14,682) for the manufacture of Trogarzo
®
,
EGRIFTA SV
®
and for other various services.
As at November 30, 2024, the Company also had research commitments and outstanding clinical material purchase orders amounting to nil (2023 – $807) in connection with the oncology platform and $1,407 (2023 –
nil
) in connection with a new formulation of tesamorelin and of a multi-dose pen injector developed for this new formulation.

(b)	Licence
On February 3, 2020, the Company entered into an amended and restated licence agreement with the Massachusetts General Hospital (“MGH”), as amended on April 15, 2020, in order to benefit from its assistance and knowledge for the development of tesamorelin for the potential treatment of
Non-Alcoholic
Steatohepatitis (“NASH”) in the general population. Under the terms of the amended agreement, the MGH, through Dr. Steven Grinspoon, will provide services related to the study design, selection of optimal patient population, dosing, study duration and other safety matters and participate, if need be, in regulatory meetings with the FDA or the EMA. In consideration, the Company agreed to make clinical development and regulatory approval milestone payments to the MGH, related to the development of tesamorelin and to pay a low single-digit royalty on all sales of
EGRIFTA SV
®
above a certain amount. The aggregate amount of the clinical development milestone payments is $3,000 and for the regulatory milestones is $2,250. The payment of the royalty will begin upon approval by the FDA or the EMA (the first to occur) of the Label Expansion for the treatment of any fatty liver disease, including
Non-Alcoholic
Fatty Liver Disease or NASH in the general population.

(c)	Letter of credit
As at November 30, 2024, the Company had an outstanding letter of credit of $429 (2023 – nil) for the lease obligation.